Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

On January 21, 2026, BioStem Technologies, Inc. (the “Purchaser”) entered into an Asset Purchase Agreement (the “Agreement”) between BioStem Technologies, Inc. and its subsidiaries BioTissue Holdings Inc. and BioTissue Surgical Inc. (collectively, the “Sellers”), pursuant to which the Purchaser is obligated to pay the Sellers a clearance payment (the “Clearance Payment”) upon receipt of FDA 510(k) clearance for the Catalyze Product. As detailed in Note 3, the FDA 510(k) clearance was obtained on June 5, 2026, and the Purchaser recorded a liability of $10,000,000 as of June 30, 2026, representing the full Clearance Payment obligation.

On July 15, 2026, the Purchaser and the Sellers executed Amendment No. 1 to the Agreement (the “Amendment”), which extended the deadline for payment of the Clearance Payment to August 13, 2026 (subject to further extension as described below). In connection with the Amendment, on July 6, 2026, the Purchaser paid the Sellers $500,000, of which $250,000 was consideration for the extension and $250,000 was an advance against the Clearance Payment. The advance will reduce the Clearance Payment liability if the remaining balance is paid by August 13, 2026 (or by September 15, 2026, if the additional payment described below is timely made); otherwise, it will be treated as additional extension consideration and/or damages.

The Amendment further provides that if the Clearance Payment is not received by August 13, 2026, the Purchaser must pay an additional $500,000, similarly allocated between a further extension fee and an advance against the Clearance Payment, extending the deadline to August 31, 2026. If the Clearance Payment is not paid by September 15, 2026, the Purchaser will forfeit all amounts paid under these provisions (which will be credited against any indemnifiable losses owed to the Sellers under the Agreement), and the full Clearance Payment will become immediately due and payable.

The Company is evaluating the impact of the Amendment on its financial statements for the period ending September 30, 2026, and expects to satisfy the Clearance Payment obligation within the extended deadlines described above.

The Company has evaluated subsequent events through the date the financial statements were issued and determined that no additional events require disclosure.

Note 12 - Subsequent Events

The Company has evaluated all transactions and events after the balance sheet date through the date on which these financials were available to be issued, and except as already included below, has determined that no additional disclosures are required.

Changes to CMS Reimbursement Rates

As also described in Note 1, Liquidity, effective January 1, 2026, CMS changed its reimbursement method for the Company’s products from an average selling price per square centimeter methodology to a national flat rate of approximately flat $127 per square centimeter.

Acquisition

On January 21, 2026, BioStem Technologies, Inc. (the “Company”) completed the acquisition of certain assets comprising the surgical and wound care business of BioTissue Holdings, Inc. (“BioTissue”) pursuant to a definitive asset purchase agreement approved by the boards of directors of both companies.

The acquired assets include BioTissue’s surgical and wound care product portfolio, including the Neox® and Clarix® product lines, as well as related commercial infrastructure. The transaction also includes a nationwide network of direct sales representatives and independent sales agents and the assignment of certain group purchasing organization (“GPO”) contracts.

The aggregate purchase consideration consisted of an upfront cash payment of approximately $15.0 million. In addition, the Company may be required to make a contingent regulatory milestone payment of up to $10.0 million upon the achievement of specified regulatory approval (510(k) clearance) for a new product. These contingent payments will be evaluated and recognized in accordance with applicable accounting guidance.

The Company intends to integrate the acquired operations into its existing business to expand its product offerings and commercial presence within both chronic and acute wound care markets, including hospital-based settings.

Equity Awards

On February 11, 2026, the Compensation Committee of the Board of Directors approved equity awards under the Company’s Long-Term Incentive Plan. The awards consist of 50% restricted stock units (“RSUs”) and 50% stock options and vest over three years, with one-third vesting on the first anniversary of the grant date and the remainder vesting in equal quarterly installments over the following eight quarters.

An aggregate of 759,636 RSUs were granted with a total grant-date fair value of approximately $4.2 million, based on the closing price of the Company’s common stock on the OTC Market on the grant date. In addition, stock options to purchase 759,636 shares of common stock were granted with an aggregate grant-date fair value of approximately $3,448,749, as determined using the Black-Scholes option pricing model.

The Company has evaluated subsequent events through the date the financial statements were issued and determined that no additional events require disclosure.